Note 8 - Income Taxes (Details) - Provision for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Provision for Income Taxes [Abstract]
State	$ 1,365	$ 1,365
Total current tax provision	1,365	1,365
Loss carryforwards	(2,360,000)	(933,000)
Valuation allowance	$ 2,360,000	$ 933,000